UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

EQUITY INCOME BUILDER PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 88.4%
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.9%
Johnson Controls Inc.	107,630	$2,949,062

Media - 4.1%
Comcast Corp., Special Class A Shares	185,000	6,438,000
Time Warner Inc.	138,840	6,293,617

Total Media		12,731,617

Multiline Retail - 1.2%
Target Corp.	60,000	3,808,200

Specialty Retail - 1.8%
Home Depot Inc.	56,000	3,380,720
Staples Inc.	189,530	2,183,386

Total Specialty Retail		5,564,106

TOTAL CONSUMER DISCRETIONARY		25,052,985

CONSUMER STAPLES - 11.2%
Beverages - 1.8%
Anheuser-Busch InBev NV, ADR	67,000	5,755,970

Food & Staples Retailing - 2.1%
Wal-Mart Stores Inc.	90,000	6,642,000

Food Products - 2.5%
H.J. Heinz Co.	137,910	7,716,065

Household Products - 4.8%
Kimberly-Clark Corp.	71,010	6,091,238
Procter & Gamble Co.	128,760	8,930,793

Total Household Products		15,022,031

TOTAL CONSUMER STAPLES		35,136,066

ENERGY - 9.8%
Energy Equipment & Services - 1.0%
Brookfield Renewable Energy Partners LP	50,074	1,512,764
Schlumberger Ltd.	22,580	1,633,211

Total Energy Equipment & Services		3,145,975

Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	63,634	7,417,179
ConocoPhillips	20,090	1,148,746
Devon Energy Corp.	42,500	2,571,250
Exxon Mobil Corp.	114,662	10,485,840
Phillips 66	10,045	465,787
Spectra Energy Corp.	190,000	5,578,400

Total Oil, Gas & Consumable Fuels		27,667,202

TOTAL ENERGY		30,813,177

FINANCIALS - 10.3%
Capital Markets - 1.4%
BlackRock Inc.	25,360	4,521,688

Commercial Banks - 1.0%
Wells Fargo & Co.	88,000	3,038,640

Insurance - 3.9%
Berkshire Hathaway Inc., Class B Shares	56,140	4,951,548	*
Travelers Cos. Inc.	104,000	7,099,040

Total Insurance		12,050,588

Real Estate Investment Trusts (REITs) - 1.6%
Annaly Capital Management Inc.	162,310	2,733,301
Chimera Investment Corp.	539,600	1,462,316
Westfield Group	90,000	948,507

Total Real Estate Investment Trusts (REITs)		5,144,124

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 2.4%
First Niagara Financial Group Inc.	291,020	$2,354,352
New York Community Bancorp Inc.	163,440	2,314,310
People’s United Financial Inc.	226,320	2,747,525

Total Thrifts & Mortgage Finance		7,416,187

TOTAL FINANCIALS		32,171,227

HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 0.6%
Thermo Fisher Scientific Inc.	30,000	1,764,900

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	123,000	4,151,250
Johnson & Johnson	81,660	5,627,190
Pfizer Inc.	255,000	6,336,750

Total Pharmaceuticals		16,115,190

TOTAL HEALTH CARE		17,880,090

INDUSTRIALS -14.9%
Aerospace & Defense - 2.5%
Honeywell International Inc.	51,202	3,059,320
Lockheed Martin Corp.	13,490	1,259,696
Raytheon Co.	59,300	3,389,588

Total Aerospace & Defense		7,708,604

Air Freight & Logistics - 1.8%
United Parcel Service Inc., Class B Shares	77,260	5,529,498

Commercial Services & Supplies - 2.3%
Covanta Holding Corp.	93,790	1,609,437
Waste Management Inc.	175,000	5,614,000

Total Commercial Services & Supplies		7,223,437

Industrial Conglomerates - 6.0%
3M Co.	69,000	6,376,980
General Electric Co.	273,430	6,209,595
United Technologies Corp.	80,000	6,263,200

Total Industrial Conglomerates		18,849,775

Machinery - 2.3%
Caterpillar Inc.	26,000	2,237,040
Deere & Co.	20,000	1,649,800
Eaton Corp.	70,120	3,313,871

Total Machinery		7,200,711

TOTAL INDUSTRIALS		46,512,025

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.5%
Cisco Systems Inc.	90,000	1,718,100
QUALCOMM Inc.	46,310	2,893,912

Total Communications Equipment		4,612,012

Computers & Peripherals - 3.0%
Apple Inc.	14,000	9,341,640

IT Services - 2.1%
Automatic Data Processing Inc.	72,870	4,274,554
Paychex Inc.	70,000	2,330,300

Total IT Services		6,604,854

Office Electronics - 1.3%
Xerox Corp.	575,000	4,220,500

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp., Class A Shares		40,060	$1,385,275	*
Intel Corp.		126,780	2,875,370
Texas Instruments Inc.		82,000	2,259,100

Total Semiconductors & Semiconductor Equipment			6,519,745

Software - 2.3%
Microsoft Corp.		245,661	7,315,785

TOTAL INFORMATION TECHNOLOGY			38,614,536

MATERIALS - 5.1%
Chemicals - 2.4%
E.I. du Pont de Nemours & Co.		70,000	3,518,900
PPG Industries Inc.		35,800	4,111,272

Total Chemicals			7,630,172

Metals & Mining - 1.0%
BHP Billiton PLC, ADR		47,220	2,949,361

Paper & Forest Products - 1.7%
International Paper Co.		150,160	5,453,811

TOTAL MATERIALS			16,033,344

TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.7%
AT&T Inc.		183,500	6,917,950
Verizon Communications Inc.		143,000	6,516,510
Windstream Corp.		126,500	1,278,915

Total Diversified Telecommunication Services			14,713,375

Wireless Telecommunication Services - 0.2%
Vodafone Group PLC, ADR		26,737	761,871

TOTAL TELECOMMUNICATION SERVICES			15,475,246

UTILITIES - 6.2%
Electric Utilities - 1.8%
American Electric Power Co. Inc.		117,480	5,162,071
NextEra Energy Inc.		8,250	580,223

Total Electric Utilities			5,742,294

Gas Utilities - 1.8%
UGI Corp.		175,000	5,556,250

Multi-Utilities - 2.6%
CenterPoint Energy Inc.		115,000	2,449,500
National Grid PLC		421,190	4,645,338
Wisconsin Energy Corp.		29,550	1,113,148

Total Multi-Utilities			8,207,986

TOTAL UTILITIES			19,506,530

TOTAL COMMON STOCKS (Cost -$221,735,369)			277,195,226

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.7%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Co.	4.750%	29,490	1,099,387

FINANCIALS - 1.4%
Insurance - 1.4%
MetLife Inc.	5.000%	62,490	4,314,310

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $6,505,033)			5,413,697

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY			SHARES	VALUE
MASTER LIMITED PARTNERSHIPS - 2.6%
Diversified Energy Infrastructure - 1.0%
Kinder Morgan Management LLC			40,000	$3,056,000	*

Global Infrastructure -1.6%
Brookfield Infrastructure Partners LP			141,000	5,012,550

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $6,381,103)				8,068,550

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BOND & NOTES - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
PPL Capital Funding Inc., Junior Subordinated Notes (Cost- $1,189,528)	6.700%	3/30/67	$1,200,000	1,249,263	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $235,811,033)				291,926,736

SHORT-TERM INVESTMENTS - 6.5%
Repurchase Agreements - 6.5%
Interest in $650,000,000 joint tri-party repurchase agreement dated 9/28/12 with RBS Securities Inc.; Proceeds at maturity - $20,338,390; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 10/1/12 to 1/10/25; Market value - $20,744,841) (Cost - $20,338,000)	0.230%	10/1/12	20,338,000	20,338,000

TOTAL INVESTMENTS - 99.6% (Cost - $256,149,033#)				312,264,736
Other Assets in Excess of Liabilities - 0.4%				1,230,745

TOTAL NET ASSETS - 100.0%				$313,495,481

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Equity Income Builder Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$277,195,226	—	—	$277,195,226
Convertible preferred stocks	5,413,697	—	—	5,413,697
Master limited partnerships	8,068,550	—	—	8,068,550
Corporate bonds & notes	—	$1,249,263	—	1,249,263

Total long-term investments	$290,677,473	$1,249,263	—	$291,926,736

Short-term investments†	—	20,338,000	—	20,338,000

Total investments	$290,677,473	$21,587,263	—	$312,264,736

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the

Notes to Schedule of Investments (unaudited) (continued)

entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$62,485,431
Gross unrealized depreciation	(6,369,728)

Net unrealized appreciation	$56,115,703

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2012, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 26, 2012

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2012